Cash and Investments - Assets pledged to third parties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets pledged to third parties
Cash and Investments
Financial assets pledged as collateral	$ 9,695.2	$ 8,523.9
Regulatory deposits
Cash and Investments
Financial assets pledged as collateral	7,817.8	6,714.4
Security for reinsurance and other
Cash and Investments
Financial assets pledged as collateral	$ 1,877.4	$ 1,809.5